Contents of Significant Accounts	12 Months Ended
Dec. 31, 2019
Text block1 [abstract]
Contents of Significant Accounts
6.	CONTENTS OF SIGNIFICANT ACCOUNTS

(1)	Cash and Cash Equivalents

	As of December 31,
	2018	2019
	NT$	NT$
	(In Thousands)	(In Thousands)
Cash on hand and petty cash	$6,091	$6,074
Checking and savings accounts	25,021,265	26,384,925
Time deposits	49,139,549	59,966,481
Repurchase agreements collateralized by government bonds and corporate notes	9,494,834	9,134,997

Total	$83,661,739	$95,492,477

(2)	Financial Assets at Fair Value through Profit or Loss

	As of December 31,
	2018	2019
	NT$	NT$
	(In Thousands)	(In Thousands)
Financial assets mandatorily measured at fair value through profit or loss
Common stocks	$6,814,915	$8,381,085
Preferred stocks	2,998,228	3,299,419
Funds	2,030,688	2,195,524
Convertible Bonds	236,905	145,445
Forward contracts	3,561	—
Option	—	—

Total	$12,084,297	$14,021,473

Current	$528,450	$722,794
Noncurrent	11,555,847	13,298,679

Total	$12,084,297	$14,021,473

The Company had a call option of a joint venture agreement between FUJITSU SEMICONDUCTOR LIMITED (FSL) and UMC, which was measured at fair value and the change in the fair value was recorded in profit or loss. On June 29, 2018, the Board of Directors of UMC resolved to exercise the call option and completed the acquisition on October 1, 2019. Please refer to Note 6(26).

(3)	Accounts Receivable, Net

	As of December 31,
	2018	2019
	NT$	NT$
	(In Thousands)	(In Thousands)
Accounts receivable	$23,784,141	$26,136,293
Less: loss allowance	(48,152)	(6 21 , 410)

Net	$23,735,989	$25, 514 , 8 8 3

Aging analysis of accounts receivable, net:

	As of December 31,
	2018	2019
	NT$	NT$
	(In Thousands)	(In Thousands)
Neither past due nor impaired	$18,271,304	$21,924,797

Past due but not impaired:
≤ 30 days	3,407,690	2,364,311
31 to 60 days	739,054	204,791
61 to 90 days	545,366	85,131
91 to 120 days	365,007	138,788
≥ 121 days	407,568	797 , 065

Subtotal	5,464,685	3,5 90 , 08 6

Total	$23,735,989	$25, 514 , 883

Movement of loss allowance for accounts receivable:

	For the years ended December 31,
	2018	2019
	NT$	NT$
	(In Thousands)	(In Thousands)
Beginning balance	$39,578	$48,152
Net charge for the period	8,574	573 , 258

Ending balance	$48,152	$621 , 41 0

The collection periods for third party domestic sales and third party overseas sales were month-end
30~60 days and net 30~60 days, respectively.
An impairment analysis is performed at each reporting date to measure expected credit losses (ECLs) of accounts receivable. For receivable past due within 60 days, including not past due, the Company estimates a provision rate to calculate ECLs. A provision rate is determined based on the Company’s historical credit loss experience and customers’ current financial condition, adjusted for forward-looking factors, such as customers’ economic environment. For the receivable past due over 60 days, the Company applies the aforementioned provision rate and also individually assesses whether to recognize additional expected credit losses by considering customer’s operating situation and debt-paying ability.

(4)	Inventories, Net

	As of December 31,
	2018	2019
	NT$	NT$
	(In Thousands)	(In Thousands)
Raw materials	$3,766,056	$5,102,571
Supplies and spare parts	3,133,737	3,548,376
Work in process	10,034,488	11,309,718
Finished goods	1,268,838	1,754,137

Total	$18,203,119	$21,714,802

a.
For the years ended December 31, 2017, 2018 and 2019, the Company recognized NT$118,252 million, NT$123,795 million and NT$122,999 million, respectively, in operating costs, of which NT$2,256 million, NT$1,698 million and NT$820 million in 2017, 2018 and 2019, respectively, were related to write-down of inventories.

b.	None of the aforementioned inventories were pledged.

(5)	Financial Assets at Fair Value through Other Comprehensive Income, Non-Current

	As of December 31,
	2018	2019
	NT$	NT$
	(In Thousands)	(In Thousands)
Equity instruments
Common stocks	$11,401,451	$14,547,738
Preferred stocks	184,026	175,494

Total	$11,585,477	$14,723,232

The fair value of each investment in equity instrument to be measured at fair value through other comprehensive income is as follows:

		As of December 31,
Type of securities	Name of securities	2018	2019
		NT$	NT$
		(In Thousands)	(In Thousands)
Common stock	SILICON INTEGRATED SYSTEMS CORP.	1,032,930	961,898
Common stock	UNIMICRON HOLDING LIMITED	561,261	795,795
Common stock	MIE FUJITSU SEMICONDUCTOR LIMITED	2,220,103	—
Common stock	UNIMICRON TECHNOLOGY CORP.	4,373,833	8,237,712
Common stock	ITE TECH. INC.	424,383	616,333
Common stock	NOVATEK MICROELECTRONICS CORP.	2,335,131	3,601,365
Common stock	SHIN-ETSU HANDOTAI TAIWAN CO., LTD.	453,810	334,635
Preferred stock	MTIC HOLDINGS PTE. LTD.	184,026	175,494

a.	These investments in equity instruments are held for medium to long-term purposes and therefore are accounted for as fair value through other comprehensive income.

b.	Amounts recognized in profit or loss and other comprehensive income in relation to the financial assets at fair value through other comprehensive income are listed below:

	For the years ended December 31,
	2018	2019
	NT$	NT$
	(In Thousands)	(In Thousands)
Dividend income recognized in profit or loss
Held at end of period	$268,406	$365,052
Derecognized during the period	—	—

Total	$268,406	$365,052

c.
In consideration of the Company’s investment strategy, the Company disposed and derecognized partial equity instrument investments measured at fair value through other comprehensive income. Details on derecognition of such investments for the years ended December 31, 2018 and 2019 are as follow:

	For the years ended December 31,
	2018	2019
	NT$	NT$
	(In Thousands)	(In Thousands)
Fair value on the date of sale	$—	$2,348,454

Cumulative gains (losses) reclassified to retained earnings due to derecognition	$—	$(551,903)

(6)	Investments Accounted For Under the Equity Method

a.	Details of investments accounted for under the equity method are as follows:

	As of December 31,
	2018		2019
Investee companies	Amount	Percentage of ownership or voting rights	Amount	Percentage of ownership or voting rights
	NT$		NT$
	(In Thousands)		(In Thousands)
Listed companies
CLIENTRON CORP.	$249,663	22.39	$276,515	21.90
FARADAY TECHNOLOGY CORP. (FARADAY) (Note A)	1,483,111	13.78	1,473,028	13.78
Unlisted companies
MTIC HOLDINGS PTE. LTD.	3,026	45.44	18,157	45.44
WINAICO IMMOBILIEN GMBH (Note B)	—	44.78	—	44.78
PURIUMFIL INC.	—	—	7,164	44.45
UNITECH CAPITAL INC.	568,005	42.00	642,660	42.00
TRIKNIGHT CAPITAL CORPORATION	1,520,575	40.00	2,281,631	40.00
HSUN CHIEH INVESTMENT CO., LTD.	1,608,551	36.49	1,686,502	36.49
YANN YUAN INVESTMENT CO., LTD.	2,032,013	30.87	2,761,821	30.87
HSUN CHIEH CAPITAL CORP.	161,319	30.00	122,060	30.00
VSENSE CO., LTD.	31,544	26.89	592	25.90
UNITED LED CORPORATION HONG KONG LIMITED	167,953	25.14	121,973	25.14
TRANSLINK CAPITAL PARTNERS I, L.P. (Note C)	120,440	10.38	172,414	10.38
WINAICO SOLAR PROJEKT 1 GMBH (Note B)	—	50.00	—	—
YUNG LI INVESTMENTS, INC.	2,213	45.16	—	—

Total	$7,948,413		$9,564,517

Note A:
Beginning from June 2015, the Company accounts for its investment in FARADAY as an associate given the fact that the Company obtained the ability to exercise significant influence over FARADAY through representation on its Board of Directors.

Note B:	WINAICO SOLAR PROJEKT 1 GMBH and WINAICO IMMOBILIEN GMBH are joint ventures to the Company.

Note C:	The Company follows international accounting practices in equity accounting for limited partnerships and uses the equity method to account for these investees.
The carrying amount of investments accounted for using the equity method for which there are published price quotations amounted to NT$1,733 million and NT$1,750 million, as of December 31, 2018 and 2019, respectively. The fair value of these investments were NT$1,621 million and NT$2,244 million, as of December 31, 2018 and 2019, respectively.
None of the aforementioned associates and joint ventures were pledged.

b.	Financial information of associates and joint ventures:
There is no individually significant associate or joint venture for the Company. For individually immaterial associates and joint ventures, the following tables summarize the amount recognized by the Company at its share of those associates and joint ventures separately. When an associate or a joint venture is a foreign operation, and the functional currency of the foreign entity is different from the Company, an exchange difference arising from translation of the foreign entity will be recognized in other comprehensive income (loss). Such exchange differences recognized in other comprehensive income (loss) in the financial statements for the years ended December 31, 2017, 2018 and 2019 were NT$45 million, NT$(16) million and NT$(9) million, respectively, which were not included in the following table.

i.	The aggregate amount of the Company’s share of all its individually immaterial associates that are accounted for using the equity method was as follows:

	For the years ended December 31,
	2017	2018	2019
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Profit (loss) from continuing operations	$77,589	$(616,665)	$115,329
Post-tax profit from discontinued operations	80,248	—	—
Other comprehensive income (loss)	526,773	(82,871)	873,308

Total comprehensive income (loss)	$684,610	$(699,536)	$988,637

ii.
The aggregate amount of the Company’s share of all its individually immaterial joint ventures that are accounted for using the equity method were all nil for the years ended December 31, 2017, 2018 and 2019, respectively.

(7)	Property, Plant and Equipment
2018
Cost:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2018	$1,314,402	$38,073,660	$826,268,919	$75,782	$7,675,798	$52,557	$20,761,439	$894,222,557
Additions	—	—	—	—	—	—	17,579,689	17,579,689
Disposals	—	(64,878)	(2,330,437)	(18,363)	(40,199)	—	—	(2,453,877)
Disposal of a subsidiary	—	—	(224,895)	—	(6,515)	(2,226)	—	(233,636)
Transfers and reclassifications	—	375,854	27,447,023	8,884	433,665	2,049	(27,693,591)	573,884
Exchange effect	—	(78,334)	2,527,895	52	(5,848)	1,069	(96,774)	2,348,060

As of December 31, 2018	$1,314,402	$38,306,302	$853,688,505	$66,355	$8,056,901	$53,449	$10,550,763	$912,036,677

Accumulated Depreciation and Impairment:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2018	$—	$16,960,853	$665,771,857	$57,031	$5,636,982	$48,204	$5,949	$688,480,876
Depreciation	—	1,535,409	47,871,174	6,080	533,628	2,298	—	49,948,589
Disposals	—	(57,812)	(2,286,359)	(17,963)	(25,467)	—	—	(2,387,601)
Disposal of a subsidiary	—	—	(180,843)	—	(5,264)	(2,014)	—	(188,121)
Transfers and reclassifications	—	297	(3,164)	—	2,867	—	—	—
Exchange effect	—	26,497	3,302,523	286	5,941	1,092	—	3,336,339

As of December 31, 2018	$—	$18,465,244	$714,475,188	$45,434	$6,148,687	$49,580	$5,949	$739,190,082

Net carrying amount:
As of December 31, 2018	$1,314,402	$19,841,058	$139,213,317	$20,921	$1,908,214	$3,869	$10,544,814	$172,846,595

2019
a.
Assets Used by the Company (Note):
Cost:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2019	$861,487	$35,681,733	$853,481,220	$66,355	$6,736,916	$53,449	$10,550,763	$907,431,923
Additions	—	—	—	—	—	—	14,579,988	14,579,988
Disposals	—	(4,637)	(8,122,361)	(3,563)	(196,487)	(6,180)	(27,758)	(8,360,986)
Disposal of a subsidiary	—	—	(161,781)	—	—	—	—	(161,781)
Acquisition of a subsidiary	871,700	3,087,585	6,704,236	9	54,978	8,372	739,663	11,466,543
Transfers and reclassifications	—	211,285	20,723,346	3,557	285,891	11,712	(20,179,970)	1,055,821
Exchange effect	(41,064)	(538,378)	(7,077,088)	(449)	(39,174)	(1,470)	(79,170)	(7,776,793)

As of December 31, 2019	$1,692,123	$38,437,588	$865,547,572	$65,909	$6,842,124	$65,883	$5,583,516	$918,234,715

Accumulated Depreciation and Impairment:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2019	$—	$17,549,256	$714,286,307	$45,434	$5,112,684	$49,580	$5,949	$737,049,210
Depreciation	—	1,542,864	44,307,925	6,105	488,216	2,441	—	46,347,551
Impairment loss	—	—	84,974	—	—	—	—	84,974
Disposals	—	(4,624)	(8,105,713)	(3,563)	(195,766)	(5,371)	(5,949)	(8,320,986)
Disposal of a subsidiary	—	—	(127,455)	—	—	—	—	(127,455)
Transfers and reclassifications	—	—	66,682	—	(325)	514	—	66,871
Exchange effect	—	(136,976)	(4,789,755)	(182)	(21,375)	(1,017)	—	(4,949,305)

As of December 31, 2019	$—	$18,950,520	$745,722,965	$47,794	$5,383,434	$46,147	$—	$770,150,860

Net carrying amount:
As of December 31, 2019	$1,692,123	$19,487,068	$119,824,607	$18,115	$1,458,690	$19,736	$5,583,516	$148,083,855

b.
Assets Subject to Operating Leases (Note):
Cost:

	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2019	$452,915	$2,624,569	$207,285	$1,319,985	$4,604,754
Disposals	—	(623)	—	(317)	(940)
Acquisition of a subsidiary	7,051	24,024	—	—	31,075
Transfers and reclassifications	—	—	(81,872)	3,213	(78,659)
Exchange effect	(331)	(10,699)	—	(7,701)	(18,731)

As of December 31, 2019	$459,635	$2,637,271	$125,413	$1,315,180	$4,537,499

Accumulated Depreciation and Impairment:

	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2019	$—	$915,988	$188,881	$1,036,003	$2,140,872
Depreciation	—	106,250	3,827	70,708	180,785
Disposals	—	(334)	—	(317)	(651)
Transfers and reclassifications	—	—	(67,295)	10	(67,285)
Exchange effect	—	(2,868)	—	(3,595)	(6,463)

As of December 31, 2019	$—	$1,019,036	$125,413	$1,102,809	$2,247,258

Net carrying amount:
As of December 31, 2019	$459,635	$1,618,235	$—	$212,371	$2,290,241

Note:	The Company adopted IFRS 16 on January 1, 2019. The Company elected not to restate prior periods in accordance with the transition provision in IFRS 16.

In 2017 and 2018, the Company determined that the recoverable amounts based on the fair value less costs of disposal were higher than the carrying amounts of the CGUs and therefore there was no impairment recognized.
In the second quarter of 2019, the Company reclassified SOCIALNEX ITALIA 1 S.R.L (SOCIALNEX), a subsidiary, as a disposal group held for sale. As such, the Company performed an impairment test on the CGU composed of property, plant and equipment before reclassifying the CGU as a single disposal group held for sale. The Company, determined the recoverable amount of the CGU based on the net selling price which was categorized to Level 3 and the impairment test revealed the recoverable amount of the CGU to be less than its carrying amount. Thus, the Company recorded in the other operating income and expenses an impairment loss of NT$85 million for the year ended December 31, 2019, on the CGU to be disposed of from the new business segment. The Company disposed SOCIALNEX in November 2019.
Please refer to Note 8 for property, plant and equipment pledged as collateral.

(8)	Leases
The Company leases various properties, such as land (including land use right), buildings, machinery and equipment, transportation equipment and other equipment with lease terms of 1 to 30 years, except for the land use rights with lease term of 50 years. Most lease contracts of land located in R.O.C state that lease payments will be adjusted based on the announced land value. The Company does not have purchase options of leased land at the end of the lease terms.

a.	The Company as a lessee

(a)	Right-of-use Assets

As of December 31, 2019
NT$
(In Thousands)
Land (including land use right)	$5,700,136
Buildings	473,558
Machinery and equipment	2,092,924
Transportation equipment	12,019
Other equipment	12,880

Net	$8,291,517

Note:	The Company adopted IFRS 16 on January 1, 2019. The Company elected not to restate prior periods in accordance with the transition provision in IFRS 16.

For the year ended December 31, 2019
NT$
Depreciation	(In Thousands)
Land (including land use right)	$366,827
Buildings	87,572
Machinery and equipment	180,115
Transportation equipment	6,001
Other equipment	4,030

Total	$644,545

i.	For the year ended December 31, 2019, the Company’s addition to right-of-use assets amounted to NT$264 million.

ii.	Please refer to Note 8 for right-of-use assets pledged as collateral.

(b)	Lease Liabilities

As of December 31, 2019
NT$
(In Thousands)
Current	$569,957
Noncurrent	5,461,068

Total	$6,031,025

Note:	The Company adopted IFRS 16 on January 1, 2019. The Company elected not to restate prior periods in accordance with the transition provision in IFRS 16.
Please refer to Note 6(21) for the interest expenses on the lease liabilities.

b.	The Company as a lessor
The Company entered into leases on certain property, plant and equipment which are classified as operating leases as they did not transfer substantially all of the risks and rewards incidental to ownership of the underlying assets. The main contracts are to lease the dormitory to the employees with cancellation clauses. Please refer to Note 6(7) for relevant disclosure of property, plant and equipment for operating leases under IFRS 16.

(9)	Intangible Assets
2018
Cost
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2018	$15,188	$1,080,726	$4,687,751	$3,565,705	$9,349,370
Additions	—	—	214,278	612,253	826,531
Write-off	—	(422,591)	(179,418)	(987,841)	(1,589,850)
Disposal of a subsidiary	(176)	—	—	—	(176)
Reclassifications	—	474,127	—	—	474,127
Exchange effect	—	(6,458)	(210,982)	(1)	(217,441)

As of December 31, 2018	$15,012	$1,125,804	$4,511,629	$3,190,116	$8,842,561

Accumulated Amortization and Impairment
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2018	$—	$670,014	$2,585,190	$2,306,657	$5,561,861
Amortization	—	357,624	468,296	1,086,882	1,912,802
Write-off	—	(422,591)	(179,418)	(987,841)	(1,589,850)
Exchange effect	—	(3,398)	(30,657)	(1)	(34,056)

As of December 31, 2018	$—	$601,649	$2,843,411	$2,405,697	$5,850,757

Net carrying amount:
As of December 31, 2018	$15,012	$524,155	$1,668,218	$784,419	$2,991,804

2019
Cost:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2019	$15,012	$1,125,804	$4,511,629	$3,190,116	$8,842,561
Additions	—	1,666,599	806,915	851,679	3,325,193
Write-off	—	(383,745)	(953,128)	(638,815)	(1,975,688)
Disposal of a subsidiary	—	—	—	(93)	(93)
Acquisition of a subsidiary	—	964,903	198,181	155,670	1,318,754
Reclassifications	—	53,661	—	—	53,661
Exchange effect	—	(80,074)	(380,092)	(10,551)	(470,717)

As of December 31, 2019	$15,012	$3,347,148	$4,183,505	$3,548,006	$11,093,671

Accumulated Amortization and Impairment
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2019	$—	$601,649	$2,843,411	$2,405,697	$5,850,757
Amortization	—	760,010	531,790	874,810	2,166,610
Impairment loss	7,398	—	—	—	7,398
Write-off	—	(383,745)	(953,128)	(638,815)	(1,975,688)
Disposal of a subsidiary	—	—	—	(93)	(93)
Reclassifications	—	414	—	—	414
Exchange effect	—	(27,152)	(122,850)	(3,972)	(153,974)

As of December 31, 2019	$7,398	$951,176	$2,299,223	$2,637,627	$5,895,424

Net carrying amount:
As of December 31, 2019	$7,614	$2,395,972	$1,884,282	$910,379	$5,198,247

The amortization amounts of intangible assets are as follows:

	For the years ended December 31,
	2018	2019
	NT$	NT$
	(In Thousands)	(In Thousands)
Operating costs	$758,050	$827,596

Operating expenses	$1,154,752	$1,339,014

(10)	Short-Term Loans

	As of December 31,
	2018	2019
	NT$	NT$
	(In Thousands)	(In Thousands)
Unsecured bank loans	$7,780,552	$8,080,200
Unsecured other loans	5,323,256	3,935,006

Total	$13,103,808	$12,015,206

	For the years ended December 31,
	2017	2018	2019
Interest rates applied	0.00%~4.35%	0.00%~4.55%	0.00%~4.55%

The Company’s unused short-term lines of credit amounted to NT$77,658 million and NT$64,169 million as of December 31, 2018 and 2019, respectively.
(11)	Bonds Payable

	As of December 31,
	2018	2019
	NT$	NT$
	(In Thousands)	(In Thousands)
Unsecured domestic bonds payable	$23,700,000	$21,200,000
Unsecured convertible bonds payable	18,196,332	17,729,293
Less: Discounts on bonds payable	(518,150)	(147,877)

Total	41,378,182	38,781,416
Less: Current portion	(2,499,235)	(20,093,825)

Net	$38,878,947	$18,687,591

a.	UMC issued domestic unsecured corporate bonds. The terms and conditions of the bonds were as follows:

Term	Issuance date	Issued amount	Coupon rate	Repayment
Seven-year	In early June 2012	NT$2,500 million	1.63%	Interest was paid annually and the principal was fully repaid in June 2019.
Five-year	In mid-March 2013	NT$7,500 million	1.35%	Interest was paid annually and the principal was fully repaid in March 2018.
Seven-year	In mid-March 2013	NT$2,500 million	1.50%	Interest will be paid annually and the principal will be repayable in March 2020 upon maturity.
Seven-year	In mid-June 2014	NT$2,000 million	1.70%	Interest will be paid annually and the principal will be repayable in June 2021 upon maturity.
Ten-year	In mid-June 2014	NT$3,000 million	1.95%	Interest will be paid annually and the principal will be repayable in June 2024 upon maturity.
Five-year	In late March 2017	NT$6,200 million	1.15%	Interest will be paid annually and the principal will be repayable in March 2022 upon maturity.
Seven-year	In late March 2017	NT$2,100 million	1.43%	Interest will be paid annually and the principal will be repayable in March 2024 upon maturity.
Five-year	In early October 2017	NT$2,000 million	0.94%	Interest will be paid annually and the principal will be repayable in October 2022 upon maturity.
Seven-year	In early October 2017	NT$3,400 million	1.13%	Interest will be paid annually and the principal will be repayable in October 2024 upon maturity.

b.	On May 18, 2015, UMC issued SGX-ST listed currency linked zero coupon convertible bonds. The terms and conditions of the bonds were as follows:

i.	Issue Amount: US$600 million

ii.	Period: May 18, 2015 ~ May 18, 2020 (Maturity date)

iii.	Redemption:

(i)
UMC may redeem the bonds, in whole or in part, after 3 years of the issuance and prior to the maturity date, at the principal amount of the bonds with an interest calculated at the rate of
-0.25%
per annum (the Early Redemption Amount) if the closing price of the ordinary shares of UMC on the TWSE, for a period of 20 out of 30 consecutive trading days, the last of which occurs not more than 5 days prior to the date upon which notice of such redemption is published, is at least 125% of the conversion price. The Early Redemption Price will be converted into NTD based on the Fixed Exchange Rate (NTD 30.708=USD 1.00), and this fixed NTD amount will be converted using the prevailing rate at the time of redemption for payment in USD.

(ii)	UMC may redeem the bonds, in whole, but not in part, at the Early Redemption Amount if at least 90% in principal amount of the bonds has already been converted, redeemed or repurchased and cancelled.

(iii)
UMC may redeem all, but not part, of the bonds, at the Early Redemption Amount at any time, in the event of certain changes in the R.O.C.’s tax rules which would require UMC to gross up for payments of principal, or to gross up for payments of interest or premium.

(iv)	All or any portion of the bonds will be redeemable at Early Redemption Amount at the option of bondholders on May 18, 2018 at 99.25% of the principal amount.

(v)	Bondholders have the right to require UMC to redeem all of the bonds at the Early Redemption Amount if UMC’s ordinary shares cease to be listed on the Taiwan Stock Exchange.

(vi)
In the event that a change of control as defined in the indenture of the bonds occurs to UMC, the bondholders shall have the right to require UMC to redeem the bonds, in whole but not in part, at the Early Redemption Amount.

iv.	Terms of Conversion:

(i)	Underlying Securities: Ordinary shares of UMC

(ii)
Conversion Period: The bonds are convertible at any time on or after June 28, 2015 and prior to May 8, 2020, into UMC ordinary shares; provided, however, that if the exercise date falls within 5 business days from the beginning of, and during, any closed period, the right of the converting holder of the bonds to vote with respect to the shares it receives will be subject to certain restrictions.

(iii)
Conversion Price and Adjustment: The conversion price was originally NT$17.50 per share. The conversion price will be subject to adjustments upon the occurrence of certain events set out in the indenture. The conversion price was NT$14.2179 per share on December 31, 2019.

v.	Redemption on the Maturity Date: On the maturity date, UMC will redeem the bonds at 98.76% of the principal amount unless, prior to such date:

(i)	UMC shall have redeemed the bonds at the option of UMC, or the bonds shall have been redeemed at option of the bondholder;

(ii)	The bondholders shall have exercised the conversion right before maturity; or

(iii)	The bonds shall have been redeemed or repurchased by UMC and cancelled.
In accordance with IAS 32 “Financial Instruments: Presentation”, the value of the conversion right of the convertible bonds was determined at issuance and recognized in additional paid-in
capital-stock options amounting to NT$1,894 million, after reduction of issuance costs amounting to NT$9 million. The effective interest rate on the liability component of the convertible bonds was determined to be 2.03%.
During the year ended December 31, 2019, certain bondholders had converted the outstanding principal amount of the convertible bonds totaling US$15 million into 33 million shares, of which capital increase share registration procedures have not been completed and were classified as capital collected in advance.

(12)	Long-Term Loans

a.	Details of long-term loans as of December 31, 2018 and 2019 are as follows:

	As of December 31,
Lenders	2018	2019	Redemption
	NT$ (In Thousands)	NT$ (In Thousands)
Secured Long-Term Loan from Mega International Commercial Bank (1)	$6,013	$3,827	Effective July 3, 2017 to July 5, 2021. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Mega International Commercial Bank (2)	—	10,380	Effective October 24, 2019 to October 24, 2024. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (1)	3,006	1,288	Effective August 10, 2015 to August 10, 2020. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (2)	83,243	71,351	Effective October 19, 2015 to October 19, 2025. Interest-only payment for the first year. Principal is repaid in 37 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (3)	—	29,896	Repayable monthly from May 31, 2019 to May 31, 2023 with monthly interest payments.
Secured Syndicated Loans from China Development Bank and 6 others	28,987,895	26,892,457	Effective October 20, 2016 to October 20, 2024. Interest-only payment for the first and the second year. Principal is repaid in 13 semi-annual payments with semi-annual interest payments.
Unsecured Syndicated Loans from Bank of Taiwan and 7 others	747,900	—	Repayable semi-annually from February 6, 2017 to February 6, 2020 with monthly interest payments.
Unsecured Long-Term Loan from Bank of Taiwan	1,000,000	—	Repayable quarterly from March 23, 2019 to December 23, 2021 with monthly interest payments.
Unsecured Long-Term Loan from CTBC Bank	—	747,900	Effective January 10, 2019 to September 30, 2021. Interest-only payment for the first and nine months. Principal is repaid in full at the end of the term with monthly interest payments.
Unsecured Long-Term Loan from ICBC Bank	—	1,744,975	Repayable semi-annually from March 10, 2020 to September 9, 2021 with quarterly interest payments.
Unsecured Revolving Loan from Mega International Commercial Bank (Note A)	—	2,000,000	Repayable semi-annually from October 16, 2020 to April 16, 2022 with monthly interest payments.
Unsecured Revolving Loan from Chang Hwa Commercial Bank (Note B)	—	2,400,000	Repayable quarterly from January 26, 2021 to October 26, 2022 with monthly interest payments.

Subtotal	30,828,057	33,902,074
Less: Administrative expenses from syndicated loans	(1,842)	—
Less: Current portion	(2,622,161)	(4,701,775)

Total	$28,204,054	$29,200,299

	For the years ended December 31,
	2017	2018	2019
Interest rates applied	0.99%~4.66%	0.99%~5.56%	0.55%~5.56%

Note A:
UMC entered into a
5-year
loan agreement with Mega International Commercial Bank, effective from October 17, 2016. The agreement offered UMC a revolving line of credit of NT$3 billion. This line of credit will be reduced starting from the end of the two years and six months after the first use and every six months thereafter, with a total of six adjustments. The expiration date of the agreement is April 16, 2022. As of December 31, 2018 and 2019, the unused line of credit were NT$3 billion and NT$0.5 billion, respectively.

Note B:
UMC entered into a
5-year
loan agreement with Chang Hwa Commercial Bank, effective from November 2, 2016. The agreement offered UMC a revolving line of credit of NT$3 billion. This line of credit will be reduced starting from the end of the third year after the first use and every three months thereafter, with a total of nine adjustments. The expiration date of the agreement is October 27, 2022. As of December 31, 2018 and 2019, the unused line of credit were NT$3 billion and NT$0.6 billion, respectively.

b.	Please refer to Note 8 for property, plant and equipment pledged as collateral for long- term loans.

c.
In 2014, UMC resolved to provide endorsement for NEXPOWER’s syndicated loan from banks including Bank of Taiwan. The maximum balance for the years ended December 31, 2018 and 2019 were both NT$2,448 million. As of December 31, 2018 and 2019, the actual amount provided were both NT$748 million.

d.
In 2016, HJ resolved to provide endorsement for USCXM’s syndicated loan from banks including China Development Bank. The maximum balance for the years ended December 31, 2018 and 2019 were NT$9,021 million and NT$8,832 million, respectively. As of December 31, 2018 and 2019, the actual amount provided were NT$4,219 million and NT$3,914 million, respectively.

e.
In 2017, UMC resolved to provide endorsement for USCXM’s syndicated loan from banks including China Development Bank. The maximum balance for the years ended December 31, 2018 and 2019 were US$503 million and US$464 million, respectively. As of December 31, 2018 and 2019, the actual amount provided were NT$14,766 million and $13,696 million, respectively.

(13)	Post-Employment Benefits

a.	Defined contribution plan
The employee pension plan under the Labor Pension Act of the R.O.C. is a defined contribution plan. Pursuant to the plan, UMC and its domestic subsidiaries make monthly contributions of 6% based on each individual employee’s salary or wage to employees’ pension accounts. Pension benefits for employees of the Singapore branch and subsidiaries overseas are provided in accordance with the local regulations. Total pension expenses of NT$1,256 million, NT$1,339 million and NT$1,369 million are contributed by the Company for the years ended December 31, 2017, 2018 and 2019, respectively.

b.	Defined benefit plan
The employee pension plan mandated by the Labor Standards Act of the R.O.C. is a defined benefit plan. The pension benefits are disbursed based on the units of service years and average monthly salary prior to retirement according to the Labor Standards Act. Two units per year are awarded for the first 15 years of services while one unit per year is awarded after the completion of the 15th year and the total units will not exceed 45 units. The Company contributes an amount equivalent to 2% of the employees’ total salaries and wages on a monthly basis to the pension fund deposited with the Bank of Taiwan under the name of a pension fund supervisory committee. The pension fund is managed by the government’s designated authorities and therefore is not included in the Company’s consolidated financial statements. For the years ended December 31, 2017, 2018 and 2019, total pension expenses of NT$80 million, NT$69 million and NT$59 million, respectively, were recognized by the Company.

i.	Movements in present value of defined benefit obligation during the year:

	For the years ended December 31,
	2018	2019
	NT$ (In Thousands)	NT$ (In Thousands)
Defined benefit obligation at beginning of year	$(5,671,058)	$(5,620,509)
Items recognized as profit or loss:
Service cost	(24,477)	(21,043)
Interest cost	(61,247)	(51,146)

Subtotal	(85,724)	(72,189)

Remeasurements recognized in other comprehensive income (loss):
Arising from changes in financial assumptions	(91,350)	(114,976)
Experience adjustments	(5,907)	180,095

Subtotal	(97,257)	65,119

Benefits paid	233,530	216,510

Defined benefit obligation at end of year	$(5,620,509)	$(5,411,069)

ii.	Movements in fair value of plan assets during the year:

	For the years ended December 31,
	2018	2019
	NT$ (In Thousands)	NT$ (In Thousands)
Beginning balance of fair value of plan assets	$1,532,539	$1,453,335
Items recognized as profit or loss:
Interest income on plan assets	16,552	13,225
Contribution by employer	95,577	94,362
Benefits paid	(233,530)	(216,510)
Remeasurements recognized in other comprehensive income (loss):
Return on plan assets, excluding amounts included in interest income	42,197	41,284

Fair value of plan assets at end of year	$1,453,335	$1,385,696

The actual returns on plan assets of the Company for the years ended December 31, 2018 and 2019 were NT$59 million and NT$55 million, respectively.

iii.	The defined benefit plan recognized on the consolidated balance sheets are as follows:

	As of December 31,
	2018	2019
	NT$ (In Thousands)	NT$ (In Thousands)
Present value of the defined benefit obligation	$(5,620,509)	$(5,411,069)
Fair value of plan assets	1,453,335	1,385,696

Funded status	(4,167,174)	(4,025,373)

Net defined benefit liabilities, noncurrent recognized on the consolidated balance sheets	$(4,167,174)	$(4,025,373)

iv.	The major categories of plan assets as a percentage of the fair value of the total plan assets are as follows:

	As of December 31,
	2018	2019
Cash	17%	21%
Equity instruments	51%	45%
Debt instruments	24%	24%
Others	8%	10%

Employee pension fund is deposited under a trust administered by the Bank of Taiwan. The overall expected rate of return on assets is determined based on historical trend and actuaries’ expectations on the assets’ returns in the market over the obligation period. Furthermore, the utilization of the fund is determined by the labor pension fund supervisory committee, which also guarantees the minimum earnings to be no less than the earnings attainable from interest rates offered by local banks for two-year
time deposits.

v.	The principal underlying actuarial assumptions are as follows:

	As of December 31,
	2018	2019
Discount rate	0.91%	0.67%
Rate of future salary increase	3.50%	3.50%

vi.	Expected future benefit payments are as follows:

Year	As of December 31, 2019
NT$ (In Thousands)
2020	$230,468
2021	252,969
2022	298,483
2023	328,958
2024	377,022
2025 and thereafter	4,263,427

Total	$5,751,327

The Company expects to make pension fund contribution of NT$93 million in 2020. The weighted-average durations of the defined benefit obligation are 10 years and 9 years as of December 31, 2018 and 2019, respectively.

vii.	Sensitivity analysis:

As of December 31, 2018
	Discount rate		Rate of future salary increase
	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Decrease (increase) in defined benefit obligation	$262,909	$(281,037)	$(244,120)	$231,751

As of December 31, 2019
	Discount rate		Rate of future salary increase
	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Decrease (increase) in defined benefit obligation	$235,666	$(251,131)	$(215,694)	$205,388

The sensitivity analyses above have been determined based on a method that extrapolates the impact on the net defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting period.

(14)	Deferred Government Grants

	As of December 31,
	2018	2019
	NT$ (In Thousands)	NT$ (In Thousands)
Beginning balance	$14,595,546	$17,480,904
Arising during the period	7,129,770	617,685
Recorded in profit or loss:
Other operating income	(3,885,722)	(4,062,148)
Exchange effect	(358,690)	(484,888)

Ending balance	$17,480,904	$13,551,553

Current	$3,832,124	$3,780,579
Noncurrent	13,648,780	9,770,974

Total	$17,480,904	$13,551,553

The significant government grants related to equipment acquisitions received by the Company are amortized as income over the useful lives of related equipment, and recorded in the net other operating income and expenses.

☒
(15)	Refund Liabilities (classified under other current liabilities)

	As of December 31,
	2018	2019
	NT$ (In Thousands)	NT$ (In Thousands)
Refund liabilities	$1,213,476	$2,078,075

(16)	Equity

a.	Capital stock:

i.
UMC had 26,000 million common shares authorized to be issued as of December 31, 2018 and 2019, of which 12,424 million shares and 11,724 million shares were issued as of December 31, 2018 and 2019, respectively, each at a par value of NT$10.

ii.
UMC had 143 million and 138 million ADSs, which were traded on the NYSE as of December 31, 2018 and 2019, respectively. The total number of common shares of UMC represented by all issued ADSs were 717 million shares and 692 million shares as of December 31, 2018 and 2019, respectively. One ADS represents five common shares.

iii.
On August 27, 2018, UMC cancelled 200 million shares of treasury stock, which were repurchased during the period from March 12 to May 4, 2018 for the purpose of maintaining UMC’s credit and its stockholders’ rights and interests.

iv.
On March 11, 2019, UMC cancelled 300 million shares of treasury stock, which were repurchased during the period from November 7, 2018 to January 4, 2019 for the purpose of maintaining UMC’s credit and its stockholders’ rights and interests.

v.
On June 28, 2019, UMC cancelled 400 million shares of treasury stock, which were repurchased during the period from May 13 to June 13, 2016 for the purpose of transferring to employees, and repurchased during the period from April 26 to June 13, 2019 for the purpose of maintaining UMC’s credit and its stockholders’ rights and interests.

vi.	Please refer to Note 6(11) for the Company’s conversion of overseas unsecured convertible bonds into ordinary shares of UMC for the year ended December 31, 2019.

b.	Treasury stock:

i.
UMC carried out a treasury stock program and repurchased its shares from the centralized securities exchange market. The purpose for the repurchase and changes in treasury stock during the years ended December 31, 2018 and 2019 were as follows:

For the year ended December 31, 2018
(In thousands of shares)

Purpose	As of January 1, 2018	Increase	Decrease	As of December 31, 2018
For transfer to employees	400,000	—	200,000	200,000
To maintain UMC’s credit and its stockholders’ rights and interests	—	480,000	200,000	280,000

	400,000	480,000	400,000	480,000

For the year ended December 31, 2019
(In thousands of shares)

Purpose	As of January 1, 2019	Increase	Decrease	As of December 31, 2019
For transfer to employees	200,000	—	200,000	—
To maintain UMC’s credit and its stockholders’ rights and interests	280,000	220,000	500,000	—

	480,000	220,000	700,000	—

ii.
According to the Securities and Exchange Law of the R.O.C., the total shares of treasury stock shall not exceed 10% of UMC’s issued stock, and the total purchase amount shall not exceed the sum of the retained earnings, additional paid-in
capital-premiums and realized additional
paid-in
capital. As of December 31, 2018 and 2019, the treasury stock held by UMC did not exceed the threshold.

iii.
In compliance with Securities and Exchange Law of the R.O.C., treasury stock held by the parent company should not be pledged, nor should it be entitled to voting rights or receiving dividends. Stock held by subsidiaries and associates is treated as treasury stock. According to the Company Act of R.O.C., these subsidiaries have the same rights as other stockholders except for subscription to new stock issuance and voting rights.

iv.
As of December 31, 2018 and 2019, UMC’s subsidiary, FORTUNE VENTURE CAPITAL CORP. (FORTUNE), held 16 million shares of UMC’s stock, while UMC’s associate, HSUN CHIEH INVESTMENT CO., LTD. (HSUN CHIEH), held 441 million shares of UMC’s stock and UMC’s associate, YANN YUAN INVESTMENT CO., LTD. (YANN YUAN), respectively held 172 million shares and 200 million shares of UMC’s stock. HSUN CHIEH measured UMC’s stock as financial assets at fair value through profit or loss while FORTUNE and YANN YUAN measured UMC’s stock as financial assets at fair value through other comprehensive income. The closing prices of UMC’s stock on December 31, 2018 and 2019 were NT$11.25 and NT$16.45, respectively.

c.	Retained earnings and dividend policies:
According to UMC’s Articles of Incorporation, current year’s earnings, if any, shall be distributed in the following order :

i.	Payment of taxes.

ii.	Making up loss for preceding years.

iii.	Setting aside 10% for legal reserve, except for when accumulated legal reserve has reached UMC’s paid-in capital.

iv.	Appropriating or reversing special reserve by government officials or other regulations.

v.
The remaining, plus the previous year’s unappropriated earnings, shall be distributed according to the distribution plan proposed by the Board of Directors according to the dividend policy and submitted to the stockholders’ meeting for approval.

Because UMC conducts business in a capital intensive industry and continues to operate in its growth phase, the dividend policy of UMC shall be determined pursuant to factors such as the investment environment, its funding requirements, domestic and overseas competitive landscape and its capital expenditure forecast, as well as stockholders’ interest, balancing dividends and UMC’s long-term financial planning. The Board of Directors shall propose the distribution plan and submit it to the stockholders’ meeting every year. The distribution of stockholders’ dividend shall be allocated as cash dividend in the range of 20% to 100%, and stock dividend in the range of 0% to 80%.
According to the regulations of Taiwan Financial Supervisory Commission (FSC), UMC is required to appropriate a special reserve in the amount equal to the sum of debit elements under equity, such as unrealized loss on financial instruments and debit balance of exchange differences on translation of foreign operations, at every year-end.
Such special reserve is prohibited from distribution. However, if any of the debit elements is reversed, the special reserve in the amount equal to the reversal may be released for earnings distribution or offsetting accumulated deficits.
The distribution of earnings for 2018 was approved by the stockholders’ meeting held on June 12, 2019, while the distribution of earnings for 2019 was approved by the Board of Directors’ meeting on
April 27
, 2020.
The details of distribution are as follows:

	Appropriation of earnings (in thousand NT dollars)		Cash dividend per share (NT dollars)
	2018	2019	2018	2019
Legal reserve	$707,299	$9 6 3, 947
Special reserve	14,513,940	(3,491,626)
Cash dividends	6,916,105	9,765,155	$0.58	$0.75

The aforementioned 2018 distribution approved by stockholders’ meeting was consistent with the resolutions of meeting of Board of Directors held on March 6, 2019.
The cash dividend per share for 2018 was adjusted to NT$0.58989396 per share according to the resolution of the Board of Directors’ meeting on June 19, 2019. The adjustment was made for the decrease in outstanding common shares due to the share repurchase program.
The appropriation of the 2019 unappropriated retained earnings has not yet been approved by the stockholder’s meeting as of the reporting date. Information relevant to the Board of Directors’ meeting recommendations and stockholders’ meeting approval can be obtained from the “Market Observation Post System” on the website of the TWSE.
Please refer to Note 6(19) for information on the employees and directors’ compensation.

d.	Non-controlling interests:

	For the years ended December 31,
	2017	2018	2019
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Beginning balance	$2,161,729	$956,808	$466,768
Impact of retroactive applications of IFRS 15	—	1,597	—

Adjusted balance as of January 1	2,161,729	958,405	466,768
Attributable to non-controlling interests:
Net loss	(2,997,469)	(4,429,938)	(3,578,847)
Other comprehensive income (loss)	(111,601)	(103,894)	(15,213)
Changes in subsidiaries’ ownership	(999,151)	(278,613)	24,740
Disposal of a subsidiary	—	(7,074)	—
Derecognition of the non-controlling interests	2,903,300	4,327,882	3,512,617

Ending balance	$956,808	$466,768	$410,065

(17)	Share-Based Payment
In order to attract, retain talents and reward the employees for their productivity and loyalty, the Company carried out a compensation plan to offer 200 million shares of treasury stock to employees in August 2018. The compensation cost for the shared-based payment was measured at fair value, having recognized in expense the difference between the closing quoted market price of the shares at the grant date and the cash received from employees. The closing quoted market price of the Company’s shares on the grant date was NT$16.95 per share. For the stocks vested on the date of grant, the Company recognized the entire compensation cost on the grant date, whereas for the stocks with requisite service conditions to vest at the end of one or two-years
from the date of grant, the Company recognizes the compensation cost on a straight-line basis over the period in which the services conditions are fulfilled, together with a corresponding increase in equity. As such, for the years ended December 31, 2018 and 2019, total compensation cost of NT$696 million and NT$366 million, respectively, were recognized by the Company.

(18)	Operating Revenues

a.	Disaggregation of revenue
2017

i.	Operating Revenues

For the year ended December 31, 2017
NT$
(In Thousands)
Net sales
Sale of goods	$142,957,544
Other operating revenues
Royalty	6,817
Mask tooling	3,334,844
Others	2,985,501

Operating revenues	$149,284,706

ii.	By geography

For the year ended December 31, 2017
NT$
(In Thousands)
Taiwan	$48,952,219
Singapore	30,798,270
China (includes Hong Kong)	18,971,866
Japan	4,694,277
USA	18,208,227
Europe	14,329,730
Others	13,330,117

Total	$149,284,706

2018 and 2019

i.	By product

	For the years ended December 31,
	2018	2019
	NT$	NT$
	(In Thousands)	(In Thousands)
Wafer	$142,550,304	$142,625,019
Others	8,702,267	5,576,622

Total	$151,252,571	$148,201,641

ii.	By operating segments

	For the year ended December 31, 2018
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Revenue from contracts with customers	$151,023,932	$247,929	$151,271,861	$(19,290)	$151,252,571

The timing of revenue recognition:
At a point in time	$146,247,350	$247,929	$146,495,279	$(19,290)	$146,475,989
Over time	4,776,582	—	4,776,582	—	4,776,582

Total	$151,023,932	$247,929	$151,271,861	$(19,290)	$151,252,571

	For the year ended December 31, 2019
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Revenue from contracts with customers	$148,123,306	$78,335	$148,201,641	$—	$148,201,641

The timing of revenue recognition:
At a point in time	$146,978,700	$78,335	$147,057,035	$—	$147,057,035
Over time	1,144,606	—	1,144,606	—	1,144,606

Total	$148,123,306	$78,335	$148,201,641	$—	$148,201,641

iii.	By geography

	For the year ended December 31, 2018
	Taiwan	Singapore	China (includes Hong Kong)	Japan	USA	Europe	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Revenue from contracts with customers	$55,092,681	$24,820,196	$18,504,881	$5,896,313	$23,555,105	$12,527,894	$10,855,501	$151,252,571

The timing of revenue recognition:
At a point in time	$54,963,771	$24,791,908	$14,889,672	$5,889,277	$23,536,756	$11,551,052	$10,853,553	$146,475,989
Over time	128,910	28,288	3,615,209	7,036	18,349	976,842	1,948	4,776,582

Total	$55,092,681	$24,820,196	$18,504,881	$5,896,313	$23,555,105	$12,527,894	$10,855,501	$151,252,571

	For the year ended December 31, 2019
	Taiwan	Singapore	China (includes Hong Kong)	Japan	USA	Europe	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Revenue from contracts with customers	$53,966,435	$23,979,343	$19,115,188	$9,855,772	$19,957,615	$6,900,339	$14,426,949	$148,201,641

The timing of revenue recognition:
At a point in time	$53,905,377	$23,976,786	$18,987,848	$9,684,186	$19,946,286	$6,138,812	$14,417,740	$147,057,035
Over time	61,058	2,557	127,340	171,586	11,329	761,527	9,209	1,144,606

Total	$53,966,435	$23,979,343	$19,115,188	$9,855,772	$19,957,615	$6,900,339	$14,426,949	$148,201,641

Note A:	The Company adopted IFRS 15 on January 1, 2018. The Company elected not to restate prior periods in accordance with the transition provision in IFRS 15.

Note B:	The geographic breakdown of the Company’s operating revenues was based on the location of the Company’s customers.

b.	Contract balances

i.	Contract assets, current

	As of January 1,	As of December 31,
	2018	2018	2019
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Sales of goods and services	$129,042	$486,184	$599,491
Less: Loss allowance	—	(393,974)	(385,248)

Net	$129,042	$92,210	$214,243

The loss allowance was assessed by the Company primarily at an amount equal to lifetime expected credit losses. The loss allowance was mainly resulted from the indictment filed by the United States Department of Justice (DOJ) against UMC related to the joint technology development agreement. Please refer to Note 9(6).

ii.	Contract liabilities

	As of January 1,	As of December 31,
	2018	2018	2019
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Sales of goods and services	$3,951,414	$932,371	$1,470,195

Current	$3,951,414	$932,371	$988,115
Noncurrent	—	—	482,080

Total	$3,951,414	$932,371	$1,470,195

The movement of contract liabilities is mainly caused by the timing difference of the satisfaction of a performance of obligation and the consideration received from customers.
The Company recognized NT$3,815 million and NT$616 million, respectively, in revenues from the contract liabilities balance at the beginning of the period as performance obligations were satisfied for the years ended December 31, 2018 and 2019.

c.
The Company’s transaction price allocated to unsatisfied performance obligations amounted to NT$3,148 million and NT$2,987 million as of December 31, 2018 and 2019, respectively. The Company will recognize revenue as the Company satisfies its performance obligations over time that aligns with progress toward completion of a contract in the future. As of the report date, the progress cannot be reliably estimated primarily due to the suspension as disclosed in Note 9(6). The estimate of the transaction price does not include any estimated amounts of variable consideration that are constrained.

d.	Asset recognized from costs to fulfill a contract with customer
As of December 31, 2018 and 2019, the Company recognized costs to fulfill engineering and service contracts eligible for capitalization as other current assets which amounted to NT$567 million and NT$560 million, respectively. Subsequently, the Company will expense from costs to fulfill a contract to operating costs when the related obligations are satisfied.

(19)	Operating Costs and Expenses
The Company’s employee benefit, depreciation and amortization expenses are summarized as follows:

	For the years ended December 31,
	2017			2018			2019
	Operating costs	Operating expenses	Total	Operating costs	Operating expenses	Total	Operating costs	Operating expenses	Total
	NT$			NT$			NT$
	(In Thousands)			(In Thousands)			(In Thousands)
Employee benefit expenses
Salaries	$16,676,560	$7,045,487	$23,722,047	$17,694,175	$7,780,063	$25,474,238	$17,109,432	$7,712,792	$24,822,224
Labor and health insurance	878,576	376,523	1,255,099	882,671	376,556	1,259,227	911,037	395,571	1,306,608
Pension	1,008,121	327,454	1,335,575	1,065,176	342,565	1,407,741	1,066,877	361,281	1,428,158
Other employee benefit expenses	259,701	118,422	378,123	289,395	111,734	401,129	303,358	124,631	427,989
Depreciation	47,820,812	3,003,855	50,824,667	47,086,993	2,689,314	49,776,307	45,068,673	1,841,954	46,910,627
Amortization	911,563	1,222,163	2,133,726	880,967	1,219,163	2,100,130	848,214	1,368,440	2,216,654
According to UMC’s Articles of Incorporation, the employees and directors’ compensation shall be distributed in the following order:
UMC shall allocate no less than 5% of profit as employees’ compensation and no more than 0.1% of profit as directors’ compensation for each profitable fiscal year after offsetting any cumulative losses. The aforementioned employees’ compensation will be distributed in shares or cash. The employees of UMC’s subsidiaries who fulfill specific requirements stipulated by the Board of Directors may be granted such compensation. Directors may only receive compensation in cash. UMC may, by a resolution adopted by a majority vote at a meeting of the Board of Directors attended by two-thirds
of the total number of directors, distribute the aforementioned employees and directors’ compensation and report to the stockholders’ meeting for such distribution.

The Company recognizes the employees and directors’ compensation in the profit or loss during the periods when earned for the years ended December 31, 2017, 2018 and 2019. The Board of Directors estimates the amount by taking into consideration the Articles of Incorporation, government regulations and industry averages. If the Board of Directors resolves to distribute employee compensation through stock, the number of stock distributed is calculated based on total employee compensation divided by the closing price of the day before the Board of Directors meeting. If the Board of Directors subsequently modifies the estimates significantly, the Company will recognize the change as an adjustment in the profit or loss in the subsequent period.
The distributions of employees and directors’ compensation for 2017 and 2018 were reported to the stockholders’ meeting on June 12, 2018 and June 12, 2019, respectively, while the distributions of employees and directors’ compensation for 2019 were approved through the Board of Directors meeting on February 26, 2020.
The details of distribution are as follows:

	2017	2018	2019
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Employees’ compensation – Cash	$1,032,324	$1,400,835	$1,132,952
Directors’ compensation	11,452	7,624	10,259

The aforementioned employees and directors’ compensation for 2017 and 2018 reported during the stockholders’ meeting were consistent with the resolutions of the Board of Directors meeting held on March 7, 2018 and March 6, 2019, respectively.
Information relevant to the aforementioned employees and directors’ compensation can be obtained from the “Market Observation Post System” on the website of the TWSE.

(20)	Net Other Operating Income and Expenses

	For the years ended December 31,
	2017	2018	2019
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Rental income from property	$160,119	$199,505	$200,351
Gain on disposal of property, plant and equipment	82,397	136,743	43,036
Government grants	1,710,176	5,220,746	5,366,907
Impairment loss
Property, plant and equipment	—	—	(84,974)
Goodwill	—	—	(7,398)
Others	(298,997)	(440,110)	(335,760)

Total	$1,653,695	$5,116,884	$5,182,162

(21)	Non-Operating Income and Expenses

a.	Other gains and losses

	For the years ended December 31,
	2017	2018	2019
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Gain (loss) on valuation of financial assets and liabilities at fair value through profit or loss	$598,270	$(1,167,735)	$1,279,931
Impairment loss
Investments accounted for under the equity method	—	(46,225)	(25,762)
Available-for-sale financial assets, noncurrent	(664,948)	—	—
Financial assets measured at cost, noncurrent	(285,387)	—	—
Gain (loss) on disposal of investments	1,269,369	(19,286)	(16,293)
Others	76,788	104,956	(71,147)

Total	$994,092	$(1,128,290)	$1, 166 , 729

b.	Finance costs

	For the years ended December 31,
	2017	2018	2019
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Interest expenses
Bonds payable	$763,124	$710,663	$672,902
Bank loans	1,563,590	1,782,544	1,808,633
Lease liabilities (Note)	—	—	178,112
Others	80,158	275,465	274,168
Financial expenses	88,290	82,553	63,828

Total	$2,495,162	$2,851,225	$2,997,643

Note:	The Company adopted IFRS 16 on January 1, 2019. The Company elected not to restate prior periods in accordance with the transition provision in IFRS 16.

(22)	Components of Other Comprehensive Income (Loss)

	For the year ended December 31, 2017
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$(184,186)	$—	$(184,186)	$31,311	$(152,875)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	1,221	—	1,221	—	1,221
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(5,975,203)	—	(5,975,203)	59,838	(5,915,365)
Unrealized gains or losses on available-for-sale financial assets	1,224,344	(642,905)	581,439	100,059	681,498
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	604,675	102,302	706,977	(135,989)	570,988

Total other comprehensive income (loss)	$(4,329,149)	$(540,603)	$(4,869,752)	$55,219	$(4,814,533)

	For the year ended December 31, 2018
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$(55,060)	$—	$(55,060)	$32,647	$(22,413)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	1,454,018	—	1,454,018	(419,198)	1,034,820
Gains or losses on hedging instruments which will not be reclassified subsequently to profit or loss	(2,572)	—	(2,572)	514	(2,058)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	(103,319)	—	(103,319)	27,741	(75,578)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(47,417)	408	(47,009)	(28,845)	(75,854)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	(11,069)	(12,897)	(23,966)	659	(23,307)

Total other comprehensive income (loss)	$1,234,581	$(12,489)	$1,222,092	$(386,482)	$835,610

	For the year ended December 31, 2019
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$106,403	$—	$106,403	$(21,281)	$85,122
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	5,486,209	—	5,486,209	(394,695)	5,091,514
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	899,025	—	899,025	(41,643)	857,382
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(3,292,023)	14,085	(3,277,938)	14,949	(3,262,989)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	8,799	6,594	15,393	(8,843)	6,550

Total other comprehensive income (loss)	$3,208,413	$20,679	$3,229,092	$(451,513)	$2,777,579

(23)	Income Tax

a.	The major components of income tax expense for the years ended December 31, 2017, 2018 and 2019 were as follows:

i.	Income tax expense (benefit) recorded in profit or loss

	For the years ended December 31,
	2017	2018	2019
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Current income tax expense (benefit):
Current income tax charge	$2,467,004	$(264,909)	$772,795
Adjustments in respect of current income tax of prior periods	(364,951)	(899,219)	(1,033,780)
Deferred income tax expense (benefit):
Deferred income tax related to origination and reversal of temporary differences	(1,033,142)	1,350,028	465,530
Deferred income tax related to recognition and derecognition of tax losses and unused tax credits	(424,608)	(335,367)	231,971
Deferred income tax related to changes in tax rates	12,477	(842,123)	—
Adjustment of prior year’s deferred income tax	9,233	(2,744)	121,189
Deferred income tax arising from write-down or reversal of write-down of deferred tax assets	326,468	(135,543)	(327,359)

Income tax expense (benefit) recorded in profit or loss	$992,481	$(1,129,877)	$230,346

ii.	Income tax related to components of other comprehensive income (loss)

(i)	Items that will not be reclassified subsequently to profit or loss:

	For the years ended December 31,
	2017	2018	2019
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Remeasurements of defined benefit pension plans	$31,311	$11,012	$(21,281)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	—	(24,969)	(394,695)
Gains or losses on hedging instruments which will not be reclassified subsequently to profit or loss	—	514	—
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	—	18,045	(41,643)
Deferred income tax related to changes in tax rates	—	(362,898)	—

Income tax related to items that will not be reclassified subsequently to profit or loss	$31,311	$(358,296)	$(457,619)

(ii)	Items that may be reclassified subsequently to profit or loss:

	For the years ended December 31,
	2017	2018	2019
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Exchange differences on translation of foreign operations	$59,838	$(24,339)	$14,949
Unrealized gains or losses on available-for-sale financial assets	100,059	—	—
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	(135,989)	1,847	(8,843)
Deferred income tax related to changes in tax rates	—	(5,694)	—

Income tax related to items that may be reclassified subsequently to profit or loss	$23,908	$(28,186)	$6,106

iii.	Deferred income tax charged directly to equity

	For the years ended December 31,
	2017	2018	2019
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Adjustments of changes in net assets of associates and joint ventures accounted for using equity method	$227	$(414)	$(532)
Reversal of temporary difference arising from initial recognition of the equity component of the compound financial instrument	—	—	(45)
Gains or losses on hedging instruments which will not be reclassified subsequently to profit or loss	—	—	(514)
Deferred income tax related to changes in tax rates	—	(57,140)	—

Income tax recognized directly to equity	$227	$(57,554)	$(1,091)

b.	A reconciliation between income tax expense and income before tax at UMC’s applicable tax rate was as follows:

	For the years ended December 31,
	2017	2018	2019
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Income before tax	$7,671,710	$2,117,920	$4,80 6 , 596

At UMC’s statutory income tax rate	1,304,191	423,584	96 1 , 319
Adjustments in respect of current income tax of prior periods	(364,951)	(899,219)	(1,033,780)
Net changes in loss carry-forward and investment tax credits	564,742	2,239,058	2,387,922
Adjustment of deferred tax assets/liabilities for write-downs/reversals and different jurisdictional tax rates	330,228	49,625	(169,568)
Tax effect of non-taxable income and non-deductible expenses:
Tax exempt income	(1,549,018)	(451,589)	(1,778,820)
Investment gain	(639,979)	(886,546)	(270,610)
Dividend income	(83,154)	(112,810)	(139,093)
Others	259,590	140,278	110,991
Basic tax	33,207	—	3,215
Estimated income tax on unappropriated earnings	38,069	(849,328)	150,401
Deferred income tax related to changes in tax rates	12,477	(842,123)	—
Effect of different tax rates applicable to UMC and its subsidiaries	(21,615)	(118,404)	(102,608)
Taxes withheld in other jurisdictions	868,106	48,291	19,749
Others	240,588	129,306	91,228

Income tax expense (benefit) recorded in profit or loss	$992,481	$(1,129,877)	$23 0 , 346

c.	Significant components of deferred income tax assets and liabilities were as follows:

	As of December 31,
	2018	2019
	NT$	NT$
	(In Thousands)	(In Thousands)
Deferred income tax assets
Depreciation	$1,930,388	$1,658,688
Loss carry-forward	502,331	1,310,300
Pension	825,792	800,734
Refund liabilities	232,854	339,185
Allowance for inventory valuation losses	416,270	628,725
Investment loss	748,983	486,537
Unrealized profit on intercompany sales	1,703,942	1,568,645
Investment tax credits	336,869	—
Others	98,367	7 70 , 543

Total deferred income tax assets	6,795,796	7,56 3 , 357

Deferred income tax liabilities
Unrealized exchange gain	(535,595)	(565,175)
Depreciation	(440,524)	(550,772)
Investment gain	(513,322)	(702,547)
Convertible bond option	(139,693)	(69,484)
Amortizable assets	(342,607)	(321,459)
Others	(7,768)	(11,793)

Total deferred income tax liabilities	(1,979,509)	(2,221,230)

Net deferred income tax assets	$4,816,287	$5,3 42 , 127

d.	Movement of deferred tax

	For the years ended December 31,
	2018	2019
	NT$	NT$
	(In Thousands)	(In Thousands)
Balance as of January 1	$3,788,906	$4,816,287
Impact of retroactive applications of IFRS 15, IFRS 9 and IFRS 16	1,515,238	93

Adjusted balance as of January 1	5,304,144	4,816,380

Acquisition from business combinations	—	1,542,895
Amounts recognized in profit or loss during the period	(34,251)	(49 1 , 331)
Amounts recognized in other comprehensive income	(386,482)	(451,513)
Amounts recognized in equity	(57,554)	(1,091)
Exchange adjustments	(9,570)	(73,213)

Balance as of December 31	$4,816,287	$5,3 42 , 127

e.
The Company is subject to taxation in Taiwan and other foreign jurisdictions. As of December 31, 2019, income tax returns of UMC and its subsidiaries in Taiwan have been examined by the tax authorities through 2017, while in other foreign jurisdictions, relevant tax authorities have completed the examination through 2012. There is an uncertain tax position that the outcome of the income tax returns of certain companies within the Company may not be accepted by the tax authorities of the respective countries of operations. For the recognition and measurement of deferred income tax and current income tax which involved significant accounting judgments, estimates and assumptions, please refer to Note 5(5).

f.	UMC was granted income tax exemption for several periods with respect to income derived from the expansion of operations. The income tax exemption will expire on December 31, 2020.

g.	The information of the unused tax loss carry-forward for which no deferred income tax assets have been recognized was as follows:

	As of December 31,
	2018	2019
	NT$	NT$
	(In Thousands)	(In Thousands)
Expiry period
1-5 years	$27,072,604	$38,708,327
6-10 years	10,799,310	9,588,002
more than 10 years	5,043	—

Total	$37,876,957	$48,296,329

h.	As of December 31, 2018 and 2019, deductible temporary differences for which no deferred income tax assets have been recognized amounted to NT$5,971 million and NT$2,770 million, respectively.

i.
As of December 31, 2018 and 2019, the taxable temporary differences of unrecognized deferred tax liabilities associated with investments in subsidiaries amounted to NT$11,036 million and NT$11,389 million, respectively.

j.	According to the amendments to the R.O.C. Income Tax Act, effective from 2018, the corporate income tax rate is raised from 17% to 20%, and the 10% undistributed earnings tax is lowered to 5%.

(24)	Earnings Per Share

a.	Earnings per share-basic

	For the years ended December 31,
	2017	2018	2019
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Net income attributable to the parent company	$9,676,698	$7,677,735	$8,1 55 , 097

Weighted-average number of ordinary shares for basic earnings per share (thousand shares)	11,994,760	11,889,723	11,565,068

Earnings per share-basic (NTD)	$0.81	$0.65	$0.71

b.	Earnings per share-diluted

	For the years ended December 31,
	2017	2018	2019
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Net income attributable to the parent company	$9,676,698	$7,677,735	$8, 155 , 097
Effect of dilution
Unsecured convertible bonds	288,091	283,349	289,121

Income attributable to stockholders of the parent	$9,964,789	$7,961,084	$8,4 44 , 218

Weighted-average number of common stocks for basic earnings per share (thousand shares)	11,994,760	11,889,723	11,565,068
Effect of dilution
Employees’ compensation	83,981	137,511	90,047
Unsecured convertible bonds	1,193,935	1,243,599	1,295,729

Weighted-average number of common stocks after dilution (thousand shares)	13,272,676	13,270,833	12,950,844

Earnings per share-diluted (NTD)	$0.75	$0.60	$0.65

(25)	Reconciliation of Liabilities Arising from Financing Activities
For the year ended December 31, 2018

	As of December 31, 2017	Cash Flows	Non-cash changes		As of December 31, 2018
Items			Foreign exchange	Others (Note A)
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Short-term loans	$25,445,540	$(12,288,248)	$(292,466)	$238,982	$13,103,808
Long-term loans (current portion included)	32,165,336	(1,880,197)	556,777	(15,701)	30,826,215
Bonds payable (current portion included)	48,517,631	(7,500,000)	—	360,551	41,378,182
Guarantee deposits (current portion included)	564,576	88,131	13,086	—	665,793
Other financial liabilities-noncurrent (Note B)	20,486,119	—	(456,551)	380,787	20,410,355
For the year ended December 31, 2019
			Non-cash changes
Items	As of December 31, 2018	Cash Flows	Foreign exchange	Others (Note A)	As of December 31, 2019
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Short-term loans	$13,103,808	$(993,723)	$(368,507)	$273,628	$12,015,206
Long-term loans (current portion included)	30,826,215	3,876,991	(802,975)	1,843	33,902,074
Bonds payable (current portion included)	41,378,182	(2,500,000)	—	(96,766)	38,781,416
Guarantee deposits (current portion included)	665,793	252,269	(2,021)	(619,347)	296,694
Lease liabilities	6,006,457	(633,488)	(78,432)	736,488 (Note C )	6,031,025
Other financial liabilities-noncurrent (Note B)	20,410,355	—	(698,127)	381,213	20,093,441
Note A: Other
non-cash
changes mainly consisted of discount amortization measured by the effective interest method.
Note B: Please refer to Note 9(5) for more details on other financial liabilities-noncurrent.
Note C: Including the impact from acquisition of a subsidiary.

(26)	Business Combinations
UNITED SEMICONDUCTOR JAPAN CO., LTD. (USJC)
The Company exercised the call option of a joint venture agreement between FUJI SEMICONDUCTOR LIMITED (FSL) to acquire 84.1% ownership interest in MIE FUJITSU SEMICONDUCTOR LIMITED (MIFS) for JPY 54.4 billion on October 1, 2019. The Company previously held 15.9% of ownership interest in MIFS. MIFS became a wholly-owned subsidiary of the Company and was renamed as USJC upon completion of the acquisition. USJC is a 300mm fab in Japan that is currently manufacturing 90nm, 65nm and 40nm products. The fab fits the Company’s specialty technology focus and long-term growth projections. USJC will increase the Company’s foundry market share, provide business synergies and benefit from economies of scale while broadening the Company’s comprehensive specialty and logic technologies to serve Japanese and international customers.

NT$
(In Thousands)
Consideration Transferred:
Cash	$15,711,370
Fair value of previously held equity interest immediately before acquisition	2,303,988
Gains or losses on hedging instruments	2,572

Total	$18,017,930

Cash flows analysis of acquisition:
Cash Consideration	$15,711,370
Net cash acquired from the subsidiary	(2,910,389)

Net cash outflows from acquisition	$12,800,981

The fair value of the identifiable assets and liabilities of USJC as of the date of acquisition were:

Fair value recognized on the acquisition date
NT$
(In Thousands)
Assets
Cash and cash equivalents	$2,910,389
Accounts receivable	3,561,827
Inventories	2,428,616
Property, plant and equipment	11,497,618
Right-of-use assets	479,547
Intangible assets	1,318,754
Deferred tax assets	1,563,553
Others	230,431

23,990,735

Liabilities
Accounts payable	(3,170,323)
Other payables and payables on equipment	(1,962,119)
Lease liabilities	(479,547)
Others	(189,231)

(5,801,220)

Total identifiable net assets	$18,189,515

Gain on bargain purchase:
Consideration transferred	$18,017,930
Less: Fair value of identifiable net assets	(18,189,515)

Bargain purchase gain	$(171,585)

The fair value of the net identifiable assets acquired and liabilities assumed was in excess of the aggregate consideration transferred and the previously held ownership interest of 15.9% in USJC at the acquisition date, and the difference was recognized as bargain purchase gain. The previously held ownership interest of 15.9% in USJC was previously accounted for as financial assets at fair value through other comprehensive income, non-current.
It was subsequently remeasured at fair value with the consideration for a minority interest discount on the acquisition date resulting in the bargain purchase gain. Upon the acquisition, the Company recognized a loss on disposal of NT375 million and the accumulated unrealized losses on the previously held ownership interest was reclassified from other comprehensive income to retained earnings.
Upon the acquisition, USJC contributed NT$4,277 million of operating revenues and NT$305 million to profit before tax from continuing operations of the Company, respectively. If the combination had taken place at the beginning of the year, operating revenues from the continuing operations would have been NT$160,767 million and the profit before tax from continuing operations for the Company would have been NT$5,60
6
 million, respectively.

(27)	Deconsolidation of Subsidiaries
UNISTARS CORP. (UNISTARS)
As UMC’s subsidiary disposed of all of its shares of UNISTARS in December 2018, the Company lost control of UNISTARS, derecognizing the relevant assets and liabilities of UNISTARS at the date when the control is lost.

a.	Derecognized assets and liabilities mainly consisted of:

NT$
(In Thousands)
Assets
Cash and cash equivalents	$14,430
Notes and accounts receivable	18,239
Inventories	46,717
Property, plant and equipment	45,515
Others	2,365

127,266

Liabilities
Short-term loans	(34,313)
Payables	(29,309)
Current portion of long-term liabilities	(11,899)
Long-term loans	(5,502)
Others	(2,872)

(83,895)

Net assets of the subsidiary deconsolidated	$43,371

b.	Consideration received and loss recognized from the transaction:

NT$
(In Thousands)
Cash received	$4,617
Less: Net assets of the subsidiary deconsolidated	(43,371)
Add: Non-controlling interests	7,074
Less: Goodwill	(176)

Loss on disposal of subsidiary	$(31,856)

Loss on disposal of subsidiary for the year ended December 31, 2018 was recognized as other gains and losses in the consolidated statement of comprehensive income.

c.	Analysis of net cash outflow arising from deconsolidation of the subsidiary:

NT$
(In Thousands)
Cash received	$4,617
Net cash of subsidiary derecognized	(14,430)

Net cash outflow from deconsolidation	$(9,813)